Carrying Amounts And Estimated Fair Values (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 168,329	$ 155,153	$ 120,403	$ 90,139	$ 76,224	$ 73,606
Securities available-for-sale	816,496	1,385,328		983,715
Held-to-maturity Securities	670,958	179,922		287,671
Stock in FHLB	192,883	150,501		116,813
Loans held for sale	9,130	28,233		18,847
Net loans	11,517,784	10,431,727		8,894,190
Deposits, other than time deposits	8,642,335	8,768,857		7,362,003
Borrowed funds	3,796,112	2,705,652		2,255,486
Carrying value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	168,329	155,153		90,139
Securities available-for-sale	816,496	1,385,328		983,715
Held-to-maturity Securities	670,958	179,922		287,671
Stock in FHLB	192,883	150,501		116,813
Loans held for sale	9,130	28,233		18,847
Net loans	11,374,012	10,306,786		8,794,211
Deposits, other than time deposits	6,023,001	5,802,893		4,020,105
Time deposits	2,619,334	2,965,964		3,341,898
Borrowed funds	3,796,112	2,705,652		2,255,486
Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	168,329	155,153		90,139
Securities available-for-sale	816,496	1,385,328		983,715
Held-to-maturity Securities	687,130	198,893		311,860
Stock in FHLB	192,883	150,501		116,813
Loans held for sale	9,130	28,233		18,847
Net loans	11,223,224	10,379,358		8,882,153
Deposits, other than time deposits	5,687,952	5,852,821		4,044,226
Time deposits	2,642,236	3,009,237		3,385,577
Borrowed funds	3,823,706	2,804,113		2,332,624
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale		0		0
Level 1 [Member] | Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	168,329	155,153		90,139
Securities available-for-sale	0	0		0
Held-to-maturity Securities	0	0		0
Stock in FHLB	192,883	150,501		116,813
Loans held for sale	0	0		0
Net loans	0	0		0
Deposits, other than time deposits	5,687,952	5,852,821		4,044,226
Time deposits	0	0		0
Borrowed funds	0	0		0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	816,496	1,385,328		983,715
Level 2 [Member] | Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0		0
Securities available-for-sale	816,496	1,385,328		983,715
Held-to-maturity Securities	637,172	159,599		275,154
Stock in FHLB	0	0		0
Loans held for sale	9,130	28,233		18,847
Net loans	0	0		0
Deposits, other than time deposits	0	0		0
Time deposits	2,642,236	3,009,237		3,385,577
Borrowed funds	3,823,706	2,804,113		2,332,624
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale		0		0
Level 3 [Member] | Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0		0
Securities available-for-sale	0	0		0
Held-to-maturity Securities	49,958	39,294		36,706
Stock in FHLB	0	0		0
Loans held for sale	0	0		0
Net loans	11,223,224	10,379,358		8,882,153
Deposits, other than time deposits	0	0		0
Time deposits	0	0		0
Borrowed funds	$ 0	$ 0		$ 0